Employee benefit expense - Disclosure of employee benefit expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Salaries	€ 63,313	€ 55,793	€ 57,272
Social security contributions	16,300	14,359	(3,035)
Share-based compensation expense	8,710	6,276	(5,215)
Training and education	1,582	1,292	840
Other employee benefits	1,833	1,553	1,317
TOTAL EMPLOYEE BENEFIT EXPENSE	€ 91,739	€ 79,273	€ 51,178